Note 14 (Tables)	6 Months Ended
Jun. 30, 2024
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk [Abstract]
Derivatives Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk [Table Text Block]
The breakdown of the balance under these headings in the condensed consolidated balance sheets is as follows:

Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedges of interest rate risk (Millions of Euros)
	June 2024	December 2023
ASSETS
Derivatives - Hedge accounting	1,212	1,482
Fair value changes of the hedged items in portfolio hedges of interest rate risk	(96)	(97)
LIABILITIES
Derivatives - Hedge accounting	2,525	2,625
Fair value changes of the hedged items in portfolio hedges of interest rate risk	—	—